Cover	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment #3
Entity Registrant Name	Newgioco Group, Inc.
Entity Central Index Key	0001080319
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false